Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Aug. 20, 2014
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2014